Discontinued operations	6 Months Ended
Jun. 30, 2023
Discontinued operations [Abstract]
Discontinued operations
3.	Discontinued operations:

The Company’s discontinued operations relate to the operations of Toro, Elektra and the subsidiaries formerly comprising the Company’s Aframax/LR2 and Handysize tanker segments following completion of the Spin-Off on March 7, 2023. The Company has no continuing involvement in the Aframax/LR2 and Handysize tanker business as of such date (Note 1).

The components of assets and liabilities of discontinued operations in the unaudited condensed consolidated balance sheet at December 31, 2022 consisted of the following:

CURRENT ASSETS:	December 31, 2022
Cash and cash equivalents	$41,779,594
Accounts receivable trade, net	10,616,573
Due from related parties	558,328
Inventories	893,568
Prepaid expenses and other assets	915,245
Total current assets of discontinued operations	54,763,308

NON-CURRENT ASSETS:
Vessels, net	92,486,178
Restricted cash	700,000
Due from related parties	1,708,474
Prepaid expenses and other assets	5,199,999
Deferred charges, net	2,621,145
Total non-current assets of discontinued operations	102,715,796

CURRENT LIABILITIES:
Current portion of long-term debt, net	2,606,302
Accounts payable	1,643,468
Accrued liabilities	2,269,281
Total current liabilities of discontinued operations	6,519,051

NON-CURRENT LIABILITIES:
Long-term debt, net	10,463,172
Total non-current liabilities of discontinued operations	10,463,172

The components of the income from discontinued operations for the six months ended June 30, 2022 and for the period January 1, 2023 through March 7, 2023 in the unaudited interim condensed consolidated statements of comprehensive income consisted of the following:

	Six Months Ended June 30,	January 1 through March 7,
	2022	2023
REVENUES:
Time charter revenues	4,836,315	914,000
Voyage charter revenues	29,592,279	7,930
Pool revenues	8,180,973	22,447,344
Total vessel revenues	42,609,567	23,369,274

EXPENSES:
Voyage expenses (including $530,089, and $294,831 to related party for the six months ended June 30, 2022, and 2023, respectively)	(18,669,842)	(374,396)
Vessel operating expenses	(10,807,764)	(3,769,132)
Management fees to related parties	(1,384,650)	(507,000)
Depreciation and amortization	(3,571,444)	(1,493,759)
Recovery of provision for doubtful accounts	—	266,732
Total expenses	(34,433,700)	(5,877,555)

Operating income	8,175,867	17,491,719

OTHER INCOME/(EXPENSES):
Interest and finance costs	(388,385)	(220,061)
Interest income	1,412	253,165
Foreign exchange losses	(11,128)	(11,554)
Total other (expenses)/income, net	(398,101)	21,550

Net income and comprehensive income from discontinued operations, before taxes	$7,777,766	$17,513,269
Income taxes	(480,476)	(173,937)
Net income and comprehensive income from discontinued operations, net of taxes	$7,297,290	$17,339,332